ASSETS HELD FOR SALE, DIVESTITURES AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
ASSETS HELD FOR SALE, DIVESTITURES AND DISCONTINUED OPERATIONS

Selected financial information. The tables below set forth selected financial information related to net assets divested and operating results related to discontinued operations. Net assets held for sale represents the assets that were or are expected to be sold, net of liabilities, that were or are expected to be assumed by the purchaser. While the reclassification of revenues and expenses related to discontinued operations for prior periods had no impact upon previously reported net earnings, the statement of operations table presents the revenues and expenses that were reclassified from the specified statement of operations line items to discontinued operations.

The following table presents balance sheet data related to assets held for sale:

As of December 31,
2011
Balance Sheet	Net Assets Held for Sale
(in thousands)
Assets
Current assets
Accounts receivable, net	$—
Oil inventory	—
Total current assets	—
Properties and equipment	168,218
Accumulated Depreciation, Depletion and Amortization	(19,969)
Total assets	$148,249

Liabilities
Current liabilities
Accounts payable	—
Production tax liability	—
Total current liabilities	—
Asset retirement obligation	2,022
Total liabilities	$2,022

Net assets	$146,227

The following table presents statement of operations data related to our discontinued operations:

	Year Ended December 31,
Statements of Operations - Discontinued Operations	2012	2011	2010
	(in thousands)
Revenues
Natural gas, NGLs and crude oil sales	$36,422	$80,860	$70,111
Sales from natural gas marketing	1,708	2,949	7,164
Well operations, pipeline income and other	1,888	2,542	4,149
Total revenues	40,018	86,351	81,424

Costs, expenses and other
Production costs	22,453	30,885	37,891
Cost of natural gas marketing	1,529	2,634	6,547
Impairment of natural gas and crude oil properties	162,254	22,858	6,777
Depreciation, depletion and amortization	48,101	47,521	44,944
Accretion of asset retirement obligations and other	2,084	1,054	4,976
Gain on sale of properties and equipment	(19,920)	(3,854)	—
Total costs, expenses and other	216,501	101,098	101,135

Income (loss) from discontinued operations	(176,483)	(14,747)	(19,711)
Provision for income taxes	67,466	5,620	7,581
Income (loss) from discontinued operations, net of tax	$(109,017)	$(9,127)	$(12,130)

Piceance Basin and NECO. On February 4, 2013, we entered into a purchase and sale agreement with certain affiliates of Caerus Oil and Gas LLC (“Caerus”), pursuant to which we agreed to sell to Caerus our Piceance Basin, NECO and certain other non-core Colorado oil and gas properties, leasehold mineral interests and related assets. The cash consideration was subject to customary adjustments, including adjustments based upon title and environmental due diligence, and by certain firm transportation obligations and natural gas hedging positions that will be assumed by Caerus. On June 18, 2013, this divestiture was completed with total proceeds received of approximately $185.2 million, subject to customary post-closing adjustments and net of our non-affiliated investor partners' share of $17.0 million. The proceeds from the asset disposal will be used to pay down our revolving credit facility and to fund a portion of our 2013 capital budget. Following the sale to Caerus, we do not have significant continuing involvement in the operations of, or cash flows from, the Piceance Basin and NECO oil and gas properties. Accordingly, the results of operations related to these assets have been separately reported as discontinued operations in the consolidated statement of operations for all periods presented. The sale of our other non-core Colorado oil and gas properties did not meet the requirements to be accounted for as discontinued operations.

Permian Basin. During the fourth quarter of 2011, we completed the sale of our non-core Permian assets to unrelated third parties for a total of $13.2 million. Additionally, on December 20, 2011, we executed a purchase and sale agreement with COG Operating LLC (“COG”), a wholly owned subsidiary of Concho Resources Inc., an unrelated third-party, for the sale of our core Permian Basin assets for a sale price of $173.9 million, subject to customary terms and adjustments, including adjustments based on title and environmental due diligence to be conducted by COG. The effective date of the transaction was November 1, 2011. Following the sale to COG, we do not have significant continuing involvement in the operations of, or cash flows from, these assets; accordingly, the Permian assets were reclassified as held for sale as of December 31, 2011, and the results of operations related to those assets have been separately reported as discontinued operations in the consolidated statement of operations for all periods presented. On February 28, 2012, the divestiture closed. Upon final settlement, total proceeds received were $189.2 million after closing adjustments, resulting in a pre-tax gain on sale of $19.9 million.

North Dakota. In December 2010, we executed a letter of intent with an unrelated third-party for the sale of our North Dakota assets. In February 2011, we executed a purchase and sale agreement and subsequently closed with the same unrelated party. Proceeds from the sale were $9.5 million, net of our non-affiliated investor partners' share of $3.8 million, resulting in a pre-tax gain on sale of $3.9 million. Following the sale to the unrelated party, we do not have significant continuing involvement in the operations of, or cash flows from, these assets. Accordingly, the results of operations related to the North Dakota assets have been reported as discontinued operations in the consolidated statements of operations for 2011 and 2010.

Michigan. During the third quarter of 2010, we divested our Michigan asset group and related liabilities for net cash proceeds of $22 million and realized a loss on sale of $4.7 million in the form of an impairment charge recorded during 2010 (see Note 6, Properties and Equipment, regarding the impairment charge). We do not have significant continuing involvement in the operations of or cash flows from this asset group. Accordingly, the results of operations related to the Michigan assets have been reported as discontinued operations in the consolidated statement of operations for 2010.